Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES HIGH INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles High Income Fund, dated February 1, 2015, as revised July 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Investment Grade Bond Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 0.75% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.

LOOMIS SAYLES STRATEGIC INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Strategic Income Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES HIGH INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles High Income Fund, dated February 1, 2015, as revised July 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Investment Grade Bond Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 0.75% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfii_SupplementTextBlock

LOOMIS SAYLES STRATEGIC INCOME FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Strategic Income Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the “Shareholder Fees” table within the section “Fund Fees & Expenses” is amended and restated as follows for Class A shares:

Shareholder Fees
(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.